Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Liabilities and Other Liabilities [Abstract]
Other Current Liabilities [Table Text Block]
	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Accrued administrative expenses	$1,650	$1,067
Accrued operating expense	1,359	3,242
Current tax payable	461	136
Warranty provision (notes 7 and 19)	1,304	929
Current portion of advance for refundable value added tax (note 10)	404	2,795
Other accrued liabilities	2,082	1,998
Other payables	11,672	10,615
Total accrued liabilities and other payables	$18,932	$20,782